PROVISION FOR LEGAL PROCEEDINGS AND JUDICIAL DEPOSITS - Summary Changes in Provision for Legal Proceedings (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Legal proceedings provision beginning balance	R$ 1,644,061	R$ 1,360,898
Provisioned in the year	384,610	242,960
Write-offs by reversal / payment	(520,403)	(189,500)
Conversion effect	19,832
Interest	273,086	229,703
Legal proceedings provision ending balance	1,801,186	1,644,061
Tax [member]
Disclosure of other provisions [line items]
Legal proceedings provision beginning balance	647,610	635,406
Provisioned in the year	71,063	24,559
Write-offs by reversal / payment	(56,447)	(15,331)
Conversion effect	3,994
Interest	81,427	2,976
Legal proceedings provision ending balance	747,647	647,610
Civil, environmental and regulatory [member]
Disclosure of other provisions [line items]
Legal proceedings provision beginning balance	585,034	350,769
Provisioned in the year	159,758	103,805
Write-offs by reversal / payment	(238,912)	(56,931)
Conversion effect	15,786
Interest	140,386	187,391
Legal proceedings provision ending balance	662,052	585,034
Labor [member]
Disclosure of other provisions [line items]
Legal proceedings provision beginning balance	411,417	374,723
Provisioned in the year	153,789	114,596
Write-offs by reversal / payment	(225,044)	(117,238)
Conversion effect	52
Interest	51,273	39,336
Legal proceedings provision ending balance	R$ 391,487	R$ 411,417